Income Tax Expense - Schedule of Reconciliation of Income Tax Expense and Profit Before Taxation (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Hong Kong, Dollars
Schedule of Reconciliation of Income Tax Expense and Profit Before Taxation [Line Items]
Tax at statutory tax rate of domestic income tax rate	16.50%	16.50%	16.50%